Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination
Reconciliation of the business combination elements to the consolidated statements of cash flows and the consolidated statements of stockholders' equity

Business Combination
Cash – DCRC trust and cash, net of redemptions	$347,914
Cash – PIPE Financing	195,000
Cash – Sponsor Funds	264
Non-cash net assets acquired from DCRC	(100,697)
Less: transaction costs and advisory fees for Legacy Solid Power allocated to equity	(5,991)
Less: transaction costs and advisory fees for DCRC	(41,897)
Net Business Combination	$394,593
Add: non-cash net assets acquired from DCRC	100,697
Add: accrued transaction costs and advisory fees	80
Net cash contributions from Business Combination	$495,370

Schedule of number of common shares outstanding following the consummation of the business combination

Number of Shares
DCRC Class A common stock outstanding prior to Business Combination	43,710,000
DCRC Class B common stock outstanding prior to Business Combination	40,000
Less: redemption of DCRC Class A common stock	(210,171)
Shares of Common Stock issued in PIPE Financing	19,500,000
Shares of Common Stock issued to Legacy Solid Power shareholders	104,518,159
Total shares of Common Stock outstanding immediately after Business Combination	167,557,988